Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	79 Months Ended
	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
Alpha Fiduciary Quantitative Strategy Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alpha Fiduciary Quantitative Strategy Fund
Average Annual Return, Percent	21.90%	1.96%	1.18%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	19.56%	12.86%	15.34%